Borrowings - Summary of Borrowings (Details) - GBP (£) £ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 0	£ 0
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 0	£ 0
Revolving Credit Facility | LIBOR / EURIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.80%
Revolving Credit Facility | LIBOR / EURIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.50%